Business Segment Information (Reportable Segment Information Derived from Internal Management Reporting Systems, on Basis of Japanese GAAP) (Parenthetical) (Detail) - Exchange Traded Funds - JPY (¥)
¥ in Billions
12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	¥ 45.2	¥ (31.0)	¥ 1.8
GMC
Japan Gaap Schedule of Segment Reporting Information, by Segment [Line Items]
Gross profits and net gains (losses) related to ETFs and others	¥ 37.0	¥ (37.0)	¥ (0.2)